LONG-TERM DEBT - Disclosure of principal repayments required on long-term debt (Details) $ in Thousands	Aug. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [abstract]
Less than 1 year	$ 11,605
1 to 2 years	103,580
2 to 3 years	80
3 to 4 years	78
4 to 5 years	46
Thereafter	0
Long-term debt	$ 115,389